Investment Objectives and Goals	Sep. 04, 2026
VELA Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA Small Cap Fund
VELA Large Cap Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA Large Cap Plus Fund
VELA International Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA International Fund
VELA Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA Income Opportunities Fund
VELA Short Duration Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA Short Duration Fund
VELA Small-Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA Small-Mid Cap Fund